Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
12.      Income Taxes
The provision for income taxes comprises the following (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Continuing Operations:
Current
U.S. federal	$40,762	$46,789	$36,182
U.S. state and local	5,961	6,981	4,960
Foreign	612	639	462
Deferred
U.S. federal, state and local	7,227	(2,418)	4,980
Foreign	15	9	(1)
Total	$54,577	$52,000	$46,583
Discontinued Operations:
Current U.S. federal	$-	$-	$(65)
Current U.S. state and local	-	-	(5)
Deferred U.S. federal, state and local	-	-	(77)
Total	$-	$-	$(147)

A summary of the temporary differences that give rise to deferred tax assets/ (liabilities) follows (in thousands):

	December 31,
	2011	2010
Accrued liabilities	$27,687	$26,334
Stock compensation expense	12,200	10,257
Allowance for uncollectible accounts receivable	1,905	2,695
State net operating loss carryforwards	1,633	1,379
Other	2,845	2,763
Deferred income tax assets	46,270	43,428
Amortization of intangible assets	(42,192)	(40,135)
Accelerated tax depreciation	(16,322)	(10,499)
Revenue recognition	(1,684)	-
Currents assets	(1,315)	(1,148)
Other	(1,530)	(1,397)
Deferred income tax liabilities	(63,043)	(53,179)
Net deferred income tax liabilities	$(16,773)	$(9,751)

Included in other assets at December 31, 2011, are deferred income tax assets of $150,000 (2010 - $236,000).  At December 31, 2011 and 2010, state net operating loss carryforwards were $31.0 million and $26.0 million, respectively.  These net operating losses will expire, in varying amounts, between 2012 and 2031.  Based on our history of operating earnings, we have determined that our operating income will, more likely than not, be sufficient to ensure realization of our deferred income tax assets.

After FASB's adoption of FASB's guidance on accounting for uncertain income taxes in 2007, we had approximately $1.3 million in unrecognized tax benefits.  The majority of this amount would affect our effective tax rate, if recognized in a future period.  The years ended December 31, 2008 and forward remain open for review for Federal income tax purposes.  The earliest open year relating to any of our material state jurisdictions is the fiscal year ended December 31, 2006. During the next twelve months, we do not anticipate a material net change in unrecognized tax benefits.

As permitted by this guidance, we classify interest related to our accrual for uncertain tax positions in separate interest accounts.  As of December 31, 2011 and 2010, we have approximately $252,000 and $114,000, respectively, accrued in interest payable related to uncertain tax positions.  These accruals are included in other current liabilities in the accompanying consolidated balance sheet.  Net interest expense related to uncertain tax positions included in interest expense in the accompanying consolidated statement of income is not material.

A roll forward of the significant changes to our unrecognized tax benefits is as follows (in thousands):

	2011	2010	2009
Balance at January 1,	$704	$1,010	$1,202
Unrecognized tax benefits due to positions taken in current year	2,038	119	136
Decrease due to settlement with taxing authorities	-	-	(214)
Decrease due to expiration of statute of limitations	(130)	(425)	(93)
Other	-	-	(21)
Balance at December 31,	$2,612	$704	$1,010

The difference between the actual income tax provision for continuing operations and the income tax provision calculated at the statutory U.S. federal tax rate is explained as follows (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Income tax provision calculated using
the statutory rate of 35%	$49,195	$46,841	$42,217
State and local income taxes,
less federal income tax effect	4,733	4,509	3,837
Nondeductible expenses	1,021	928	854
Impact of deferred compensation plans	(1)	(27)	(190)
Other --net	(371)	(251)	(135)
Income tax provision	$54,577	$52,000	$46,583
Effective tax rate	38.8%	38.9%	38.6%

Summarized below are the total amounts of income taxes paid during the years ended December 31 (in thousands):

2011	$44,343
2010	49,532
2009	40,872

Provision has not been made for additional taxes on $35.1 million of undistributed earnings of our domestic subsidiaries.  Should we elect to sell our interest in all of these businesses rather than to effect a tax-free liquidation, additional taxes amounting to approximately $12.9 million would be incurred based on current income tax rates.